UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.7%
Australia 6.9%
BGP Holdings PLC*	11,394,023	0
CFS Retail Property Trust	1,169,246	2,182,531
Commonwealth Property Office Fund	1,911,226	2,032,975
Dexus Property Group	7,027,535	6,593,588
Federation Centres Ltd.	2,857,832	6,082,350
Goodman Group	930,716	4,240,146
GPT Group	954,211	3,098,152
Mirvac Group	4,174,777	6,777,786
Stockland (Units)	2,180,604	7,873,598
Westfield Group (Units)	2,242,463	23,034,260
Westfield Retail Trust	790,951	2,192,642

(Cost $61,927,075)		64,108,028
Austria 0.1%
Conwert Immobilien Invest SE (Cost $689,719)	61,925	728,855
Canada 3.7%
Allied Properties Real Estate Investment Trust	354,439	11,169,448
Boardwalk Real Estate Investment Trust	82,574	4,618,308
Chartwell Retirement Residences (a)	732,107	7,178,565
First Capital Realty, Inc. (a)	220,223	3,619,606
RioCan Real Estate Investment Trust	341,279	8,051,143

(Cost $37,386,684)		34,637,070
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	191,334
LXB Retail Properties PLC*	2,160,000	3,966,488

(Cost $5,677,404)		4,157,822
China 0.5%
Agile Property Holdings Ltd.	1,000,000	1,102,567
Country Garden Holdings Co., Ltd.	6,140,449	3,963,298

(Cost $3,582,763)		5,065,865
France 3.7%
Gecina SA	37,500	4,801,004
Klepierre	174,000	7,547,579
Unibail-Rodamco SE	90,000	22,330,150

(Cost $29,897,406)		34,678,733
Germany 2.1%
Alstria Office REIT-AG*	161,000	2,001,560
Deutsche Euroshop AG	115,500	5,006,916
Deutsche Wohnen AG (Bearer)	358,250	6,412,559
DIC Asset AG	310,000	3,418,171
LEG Immobilien AG*	47,000	2,707,395

(Cost $18,797,938)		19,546,601
Hong Kong 8.9%
Hang Lung Properties Ltd.	1,816,000	6,198,161
Henderson Land Development Co., Ltd.	1,015,000	6,281,791
Hongkong Land Holdings Ltd.	1,401,000	9,249,447
Link REIT	2,297,000	11,259,371
New World Development Co., Ltd.	4,895,000	7,363,432
Shimao Property Holdings Ltd.	988,000	2,292,446
Sino Land Co., Ltd.	1,790,000	2,627,743
Sun Hung Kai Properties Ltd.	1,498,000	20,354,353
Swire Properties Ltd.	1,670,800	4,707,476
Wharf Holdings Ltd.	1,403,000	12,164,925

(Cost $76,134,519)		82,499,145
Japan 15.0%
Frontier Real Estate Investment Corp.	427	4,402,005
Global One Real Estate Investment Corp.	338	2,023,782
GLP J-REIT	2,789	3,117,041
Japan Hotel REIT Investment Corp. (a)	6,205	2,894,764
Japan Real Estate Investment Corp.	365	4,277,559
Japan Retail Fund Investment Corp.	2,436	5,013,125
Mitsubishi Estate Co., Ltd.	1,204,000	35,725,001
Mitsui Fudosan Co., Ltd.	673,000	22,746,908
Mori Hills REIT Investment Corp. (a)	424	2,938,402
Nippon Accommodations Fund, Inc.	694	5,060,498
Nippon Building Fund, Inc.	756	9,415,574
Nippon Prologis REIT, Inc.	89	891,559
Nomura Real Estate Office Fund, Inc.	1,137	5,844,280
NTT Urban Development Corp.	517,400	6,801,913
Sumitomo Realty & Development Co., Ltd.	422,000	20,125,415
Tokyo Tatemono Co., Ltd.	665,000	6,124,973
Tokyu REIT, Inc.	349	2,222,126

(Cost $98,772,338)		139,624,925
Netherlands 0.3%
Corio NV (Cost $2,503,952)	56,000	2,410,100
Norway 0.5%
Norwegian Property ASA (Cost $5,889,916)	3,316,042	4,383,872
Singapore 4.2%
Ascendas Real Estate Investment Trust	2,081,000	3,783,704
CapitaCommercial Trust	3,260,000	3,769,345
CapitaLand Ltd.	4,015,500	9,900,401
CapitaMall Trust	1,906,000	2,978,601
CapitaMalls Asia Ltd.	1,953,000	3,044,652
City Developments Ltd.	414,000	3,383,692
Global Logistic Properties Ltd.	3,445,000	7,942,555
Suntec Real Estate Investment Trust	3,354,000	4,372,677

(Cost $35,678,224)		39,175,627
Sweden 1.0%
Castellum AB	340,500	4,857,950
Fabege AB	369,300	4,080,786

(Cost $8,117,138)		8,938,736
Switzerland 0.8%
PSP Swiss Property AG (Registered)* (Cost $7,404,566)	83,000	7,200,062
United Kingdom 5.1%
British Land Co. PLC	1,210,000	11,328,323
Derwent London PLC	134,500	5,166,101
Great Portland Estates PLC	640,000	5,584,800
Hammerson PLC	940,000	7,624,380
Helical Bar PLC	154,900	744,790
Land Securities Group PLC	660,000	9,819,880
Quintain Estates & Development PLC*	1,326,000	1,813,936
Safestore Holdings PLC	440,000	955,049
St. Modwen Properties PLC	410,000	2,017,911
UNITE Group PLC	355,000	2,269,613

(Cost $39,310,508)		47,324,783
United States 45.5%
Acadia Realty Trust (REIT) (a)	169,479	4,182,742
Alexander's, Inc. (REIT)	1,445	413,443
American Assets Trust, Inc. (REIT)	104,262	3,181,034
American Campus Communities, Inc. (REIT) (a)	241,004	8,230,287
American Residential Properties, Inc. (REIT)*	29,404	517,804
AvalonBay Communities, Inc. (REIT)	160,739	20,428,320
Boston Properties, Inc. (REIT)	196,136	20,966,938
BRE Properties, Inc. (REIT)	100,081	5,080,112
Brookfield Office Properties, Inc. (b)	2,515	47,961
Brookfield Office Properties, Inc. (a) (b)	297,999	5,710,888
Camden Property Trust (REIT)	131,148	8,057,733
CBL & Associates Properties, Inc. (REIT)	316,337	6,042,037
Chesapeake Lodging Trust (REIT)	19,601	461,408
Cole Real Estate Investment, Inc. (REIT)	418,204	5,127,181
Colonial Properties Trust (REIT)	98,650	2,218,639
DCT Industrial Trust, Inc. (REIT)	641,324	4,611,120
DiamondRock Hospitality Co. (REIT)	437,699	4,670,248
Douglas Emmett, Inc. (REIT)	493,195	11,575,287
Duke Realty Corp. (REIT)	573,023	8,847,475
DuPont Fabros Technology, Inc. (REIT)	369,076	9,511,089
Education Realty Trust, Inc. (REIT)	348,119	3,167,883
Equity Residential (REIT)	356,979	19,123,365
Federal Realty Investment Trust (REIT)	90,712	9,202,732
General Growth Properties, Inc. (REIT)	121,122	2,336,443
Glimcher Realty Trust (REIT) (a)	750,917	7,321,441
HCP, Inc. (REIT)	220,743	9,039,426
Health Care REIT, Inc. (REIT) (a)	124,282	7,752,711
Healthcare Realty Trust, Inc. (REIT)	421,358	9,737,583
Host Hotels & Resorts, Inc. (REIT) (a)	486,847	8,602,586
LaSalle Hotel Properties (REIT) (a)	307,186	8,760,945
Liberty Property Trust (REIT)	269,204	9,583,662
LTC Properties, Inc. (REIT)	99,120	3,764,578
National Retail Properties, Inc. (REIT)	172,113	5,476,636
Piedmont Office Realty Trust, Inc. "A" (REIT) (a)	260,747	4,526,568
Post Properties, Inc. (REIT)	169,673	7,638,678
Prologis, Inc. (REIT)	340,587	12,812,883
Public Storage (REIT)	160,442	25,758,963
Regency Centers Corp. (REIT) (a)	238,844	11,548,107
Rexford Industrial Realty, Inc. (REIT)* (a)	314,939	4,254,826
Select Income REIT (REIT)	276,648	7,137,518
Simon Property Group, Inc. (REIT)	295,163	43,752,011
SL Green Realty Corp. (REIT) (a)	41,718	3,706,227
Spirit Realty Capital, Inc. (REIT) (a)	509,616	4,678,275
Sunstone Hotel Investors, Inc. (REIT)	501,690	6,391,531
Taubman Centers, Inc. (REIT)	152,266	10,249,024
Ventas, Inc. (REIT)	386,675	23,780,512
Vornado Realty Trust (REIT)	208,450	17,522,307
Weingarten Realty Investors (REIT)	219,535	6,438,962

(Cost $405,775,220)		423,948,129

Total Common Stocks (Cost $837,545,370)		918,428,353
Rights 0.0%
Hong Kong
New World Development Co., Ltd., Expiration Date 12/31/2013* (Cost $0)	49,938	0
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.09% (c) (d) (Cost $27,901,505)	27,901,505	27,901,505
Cash Equivalents 0.9%
Central Cash Management Fund, 0.05% (c) (Cost $8,886,518)	8,886,518	8,886,518

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $874,333,393) †	102.6	955,216,376
Other Assets and Liabilities, Net	(2.6)	(24,399,779)

Net Assets	100.0	930,816,597

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.0
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $922,553,424.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $32,662,952.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $100,393,283 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $67,730,331.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $27,032,003, which is2.9% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2013 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Rights
Diversified	355,327,776	38.7%
Office	131,715,484	14.3%
Shopping Centers	99,244,256	10.8%
Apartments	93,671,625	10.2%
Regional Malls	69,700,956	7.6%
Health Care	61,253,375	6.7%
Hotels	31,781,482	3.5%
Storage	29,831,053	3.2%
Specialty Services	23,331,958	2.5%
Industrial	22,570,388	2.5%
Total	918,428,353	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$64,108,028	$0	$64,108,028
Austria	—	728,855	—	728,855
Canada	34,637,070	—	—	34,637,070
Channel Islands	—	4,157,822	—	4,157,822
China	—	5,065,865	—	5,065,865
France	—	34,678,733	—	34,678,733
Germany	—	19,546,601	—	19,546,601
Hong Kong	—	82,499,145	—	82,499,145
Japan	—	139,624,925	—	139,624,925
Netherlands	—	2,410,100	—	2,410,100
Norway	—	4,383,872	—	4,383,872
Singapore	—	39,175,627	—	39,175,627
Sweden	—	8,938,736	—	8,938,736
Switzerland	—	7,200,062	—	7,200,062
United Kingdom	—	47,324,783	—	47,324,783
United States	423,948,129	—	—	423,948,129
Short-Term Investments(d)	36,788,023	—	—	36,788,023
Total	$495,373,222	$459,843,154	$0	$955,216,376

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013